COMBINED CARVE-OUT STATEMENT OF COMPREHENSIVE INCOME (Unaudited) - Codere Online Busines [Member] - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reserve Quantities [Line Items]
Net income/(loss) for the period	€ (13,267)	€ (6,777)
Currency translation differences	115	1,419
Income tax impact	0	0
Items that will not be reclassified subsequently to the income statement	115	1,419
Total other comprehensive income/(loss) recognized in the year	115	1,419
Total comprehensive income/(loss) recognized in the year	(13,152)	(5,358)
Attributable to:
Equity holders of the Parent	(13,027)	(5,450)
Non-controlling interests	€ (125)	€ 92